UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     DECEMBER 31, 2001
                                                   -------------------

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):       [   ] is a restatement.
                                             [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         YEAGER, WOOD & MARSHALL, INC.
              -----------------------------
Address:      630 FIFTH AVENUE, STE 2900
              -----------------------------
              NEW YORK, N.Y.  10111
              -----------------------------

Form 13F File Number:     28-113
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      GORDON M. MARCHAND
           ----------------------------------------------------
Title:     VICE PRESIDENT, TREASURER & CORPORATE SECRETARY
           ----------------------------------------------------
Phone:     212-765-5350
           ----------------------------------------------------

Signature, Place, and Date of Signing:

/S/ GORDON M. MARCHAND     NEW YORK, NY           FEBRUARY 8, 2002
----------------------     ----------------       -----------------
   [Signature]             [City, State]             [Date]


Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0
                                                --------------------

Form 13F Information Table Entry Total:                 21
                                                --------------------
                                                             --

Form 13F Information Table Value Total:        $    297,949,659
                                                --------------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                    FORM 13F
            NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.
                                     #28-113
                                  DATE:12/31/01


   ITEM 1:                ITEM 2:       ITEM 3:    ITEM 4:   ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:
NAME OF ISSUER         TITLE OF CLASS   CUSIP   FAIR MARKET SHARES OR INVESTMENT DISCRETION    MANAGER    VOTING AUTHORITY
--------------         --------------   -----   ----------- --------- ---------------------    -------    ----------------
                                       NUMBER      VALUE   PRINC.AMT.   SOLE  SHARED    OTHER            SOLE  SHARED  NONE
                                       ------      -----   ----------   ----  ------    -----            ----  ------  ----

ABBOTT LABORATORIES    COMMON STOCK   002824100    12,564   225,372       X                               96400       128972
AUTOMATIC DATA         COMMON STOCK   053015103    14,914   253,212       X                               99700       153512
 PROCESSING, INC
AMERICAN INT'L GROUP   COMMON STOCK   026874107    17,575   221,353       X                               78765       142588
COLGATE-PALMOLIVE CO   COMMON STOCK   194162103    13,305   230,384       X                               79900       150484
GILLETTE COMPANY       COMMON STOCK   375766102    11,575   346,553       X                              141424       205129
HOME DEPOT INC         COMMON STOCK   437076102    20,804   407,845       X                              140250       267595
JOHNSON & JOHNSON      COMMON STOCK   478160104    19,454   329,164       X                              141100       188064
COCA COLA COMPANY      COMMON STOCK   191216100    13,144   278,766       X                              115100       163666
MARRIOTT INTERNAT'L    COMMON STOCK   571903202    13,633   335,380       X                              133100       202280
MCDONALD'S CORP        COMMON STOCK   580135101    12,409   468,796       X                              180100       288696
MARSH & MCLENNAN CO    COMMON STOCK   571748102     5,716    53,200       X                               21900        31300
MERCK & CO. INC        COMMON STOCK   589331107    12,201   207,495       X                               93900       113595
MICROSOFT CORP         COMMON STOCK   594918104       623     9,400       X                                             9400
PFIZER, INC            COMMON STOCK   717081103    18,489   463,975       X                              189500       274475
STARBUCKS CORP         COMMON STOCK   855244109    18,776   985,620       X                              398720       586900
STAPLES INC            COMMON STOCK   855030102    15,044   804,470       X                              395625       408845
STATE STREET CORP      COMMON STOCK   857477103    19,848   379,860       X                              140700       239160
TIFFANY & COMPANY      COMMON STOCK   886547108    16,227   515,640       X                              187770       327870
UNITED PARCEL SRVCE    COMMON STOCK   911312106     7,178   131,700       X                               52300        79400
WAL-MART STORES        COMMON STOCK   931142103    23,104   401,461       X                              145513       255948
WM. WRIGLEY, JR. CO    COMMON STOCK   982526105    11,367   221,272       X                              114500       106772
GRAND TOTAL:                                                 297,949,659
